Financial Income and Costs	12 Months Ended
Dec. 31, 2017
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Financial Income and Costs
27.	Financial Income and Costs

Details of financial income for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Interest income	￦	70,035	￦	115,686	￦	93,078
Gain on foreign currency transactions		18,766		24,915		79,653
Gain on foreign currency translation		11,280		12,165		225,580
Gain on settlement of derivatives		368		8,515		—
Gain on valuation of derivatives		141,512		109,436		57
Others		30,899		25,422		7,960

Total	￦	272,860	￦	296,139	￦	406,328

Details of financial expenses for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Interest expenses	￦	385,925	￦	337,219	￦	302,464
Loss on foreign currency transactions		42,831		37,936		40,303
Loss on foreign currency translation		175,613		121,949		12,239
Loss on settlement of derivatives		6,280		632		58,569
Loss on valuation of derivatives		1,733		138		209,582
Loss on disposal of trade receivables		2,539		15,838		20,355
Impairment loss on available-for-sale financial assets		1,805		966		9
Others		28,605		409		1,010

	￦	645,331	￦	515,087	￦	644,531